RELATED PARTY TRANSACTIONS, Promissory Note (Details) - Sponsor [Member] - Promissory Note [Member] - CIK 0001846136 Riverview Acquisition Corp - USD ($)	Aug. 10, 2021	Feb. 18, 2021
Promissory Note [Abstract]
Promissory note, amount outstanding	$ 181,341
Maximum
Promissory Note [Abstract]
Promissory note, maximum borrowing capacity		$ 300,000